Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Schedule of the reconciliations of the denominators of the basic and diluted per share computations

Years Ended December 31 (millions except earnings per share)	2021	2020	2019
Net income	$78	$103	$69
Weighted average number of equity shares outstanding	264	224	190
Basic earnings per share	$0.30	$0.46	$0.36

Years Ended December 31 (millions except earnings per share)	2021	2020	2019
Net income	$78	$103	$69
Weighted average number of equity shares outstanding	264	224	190
Dilutive effect of share-based compensation	3	2	—
Weighted average number of diluted equity shares outstanding	267	226	190
Diluted earnings per share	$0.29	$0.46	$0.36